Acquisitions and Dispositions - Purchase Price Allocation of Identifiable Intangible Assets (Detail) - USD ($) $ in Thousands	Oct. 31, 2016	Oct. 08, 2014
ITC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 130,900
ITC [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 119,000
Weighted - Average Life	15 years
ITC [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 7,100
Weighted - Average Life	15 years
ITC [Member] | Other [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 4,800
Weighted - Average Life	5 years
Gallatin Steel Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 67,150
Gallatin Steel Company [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 58,250
Weighted - Average Life		20 years
Gallatin Steel Company [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 8,900
Weighted - Average Life		5 years